UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2018

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	45

Officers and Trustees	46

Important Notices	47

Eaton Vance

Senior Income Trust

December 31, 2018

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	–2.04%	0.98%	4.55%	13.78%
Fund at Market Price	—	–2.58	–2.42	3.32	12.80
S&P/LSTA Leveraged Loan Index	—	–1.68%	0.44%	3.05%	8.56%

% Premium/Discount to NAV[3]
					–11.63%

Distributions[4]
Total Distributions per share for the period					$0.221
Distribution Rate at NAV					5.66%
Distribution Rate at Market Price					6.40%

% Total Leverage[5]
Auction Preferred Shares (APS)					9.38%
Borrowings					26.45

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2018

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.2%

Bausch Health Companies, Inc.	1.1

Asurion, LLC	1.1

TransDigm, Inc.	1.0

Virgin Media Investment Holdings Limited	0.8

Infor (US), Inc.	0.8

Uber Technologies	0.8

JBS USA Lux S.A.	0.8

Jaguar Holding Company II	0.8

MA FinanceCo., LLC	0.8

Total	9.2%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	12.1%

Health Care	10.2

Business Equipment and Services	8.6

Chemicals and Plastics	5.0

Drugs	4.4

Telecommunications	4.1

Industrial Equipment	4.1

Cable and Satellite Television	4.0

Lodging and Casinos	3.9

Leisure Goods/Activities/Movies	3.6

Total	60.0%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2018

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 142.9%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%

Accudyne Industries, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		311	$295,759

IAP Worldwide Services, Inc.

Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		161	159,729

Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		213	169,787

TransDigm, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		2,918	2,765,150

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		1,216	1,150,406

Wesco Aircraft Hardware Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		422	415,239

WP CPP Holdings, LLC

Term Loan, 6.28%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		748	723,811

			$5,679,881

Automotive — 2.8%

American Axle and Manufacturing, Inc.

Term Loan, 4.75%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		1,438	$1,369,455

Apro, LLC

Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		121	119,783

Belron Finance US, LLC

Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		248	236,981

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		644	633,847

Dayco Products, LLC

Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		490	479,942

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	225	252,423

Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		125	118,453

Horizon Global Corporation

Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		171	163,353

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

L&W, Inc.

Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		373	$367,528

Tenneco, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		1,700	1,600,125

Thor Industries, Inc.

Term Loan, Maturing October 30, 2025(5)		775	736,250

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	363	412,055

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		459	438,688

Tower Automotive Holdings USA, LLC

Term Loan, 5.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		269	258,129

			$7,187,012

Beverage and Tobacco — 0.7%

Arterra Wines Canada, Inc.

Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,203	$1,148,551

Flavors Holdings, Inc.

Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		295	273,814

Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		500	433,600

			$1,855,965

Brokerage / Securities Dealers / Investment Houses — 0.7%

Advisor Group, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		274	$270,198

Aretec Group, Inc.

Term Loan, 6.77%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		1,000	975,000

OZ Management L.P.

Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		260	258,050

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.03%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		250	251,575

			$1,754,823

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.9%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	1,376	$1,312,620

Beacon Roofing Supply, Inc.

Term Loan, 4.68%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	273	260,314

Brookfield Property REIT, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	450	425,170

Core & Main L.P.

Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	371	360,113

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	920	883,070

DTZ U.S. Borrower, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,618	2,503,881

Henry Company, LLC

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	196	191,746

NCI Building Systems, Inc.

Term Loan, 6.18%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	349	319,447

Quikrete Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,202	1,147,085

RE/MAX International, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	901	873,569

Summit Materials Companies I, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	297	285,306

Werner FinCo L.P.

Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	543	512,245

WireCo WorldGroup, Inc.

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	269	266,684

Term Loan - Second Lien, 11.52%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	650	653,250

		$9,994,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 13.1%

Acosta Holdco, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		1,037	$635,868

Adtalem Global Education, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		174	171,187

AlixPartners, LLP

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,058	1,018,542

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	679	768,835

AppLovin Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		725	717,750

ASGN Incorporated

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		215	210,573

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	725	829,059

Bracket Intermediate Holding Corp.

Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		424	422,878

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		246	234,061

Camelot UK Holdco Limited

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		914	875,511

Cast and Crew Payroll, LLC

Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		197	195,039

Ceridian HCM Holding, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		698	672,066

Change Healthcare Holdings, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		3,032	2,888,492

Crossmark Holdings, Inc.

DIP Loan, Maturing April 15, 2019(5)		59	57,277

Term Loan, 0.00%, Maturing December 20, 2019(6)		694	215,139

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		1,214	1,159,471

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

EAB Global, Inc.

Term Loan, 6.41%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		620	$590,848

Education Management, LLC

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		205	21,437

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		164	0

EIG Investors Corp.

Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(4)		1,507	1,462,217

Element Materials Technology Group US Holdings, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		173	170,651

Extreme Reach, Inc.

Term Loan, 8.78%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		902	884,855

First Data Corporation

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		813	782,215

Garda World Security Corporation

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		928	887,379

Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	419	302,040

Global Payments, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		165	158,824

IG Investment Holdings, LLC

Term Loan, 6.14%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		1,125	1,100,076

Information Resources, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		725	709,291

Iron Mountain, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		422	399,667

J.D. Power and Associates

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		1,076	1,049,452

KAR Auction Services, Inc.

Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		872	850,502

Kronos Incorporated

Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		2,800	2,677,292

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Monitronics International, Inc.

Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	884	$795,397

PGX Holdings, Inc.

Term Loan, 7.78%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	582	563,797

Ping Identity Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	174	171,078

Pre-Paid Legal Services, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	206	202,309

Prime Security Services Borrower, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,299	1,248,936

Red Ventures, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	469	447,397

SMG Holdings, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	124	120,341

Solera, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,117	1,057,289

Spin Holdco, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,705	1,624,849

Tempo Acquisition, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	914	877,056

Trans Union, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	199	192,076

Travelport Finance (Luxembourg) S.a.r.l.

Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	940	925,724

Vestcom Parent Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	245	240,118

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	123	118,866

West Corporation

Term Loan, 6.03%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	149	136,116

Term Loan, 6.53%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	520	477,845

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Worldpay, LLC

Term Loan, 4.19%, (USD LIBOR + 1.75%), Maturing October 14, 2023(4)		129	$124,518

Term Loan, 4.19%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		844	811,637

ZPG PLC

Term Loan, 5.48%, (1 week GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	350	441,788

			$33,695,631

Cable and Satellite Television — 6.0%

Charter Communications Operating, LLC

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		1,683	$1,618,204

CSC Holdings, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,719	1,624,871

Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		475	449,469

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		597	572,623

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	222	239,714

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		887	813,918

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		349	324,353

Radiate Holdco, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		913	861,626

Telenet Financing USD, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		1,225	1,168,650

Unitymedia Finance, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		450	435,616

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	500	570,413

UPC Financing Partnership

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		999	953,892

Virgin Media Bristol, LLC

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		3,250	3,089,937

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	$1,204,584

Ziggo Secured Finance Partnership

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,607,563

			$15,535,433

Chemicals and Plastics — 7.4%

Alpha 3 B.V.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		316	$302,653

Aruba Investments, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		439	426,572

Ashland, Inc.

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		271	265,584

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		1,261	1,192,903

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	288	328,437

Term Loan, 4.28%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		155	148,953

Emerald Performance Materials, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		238	230,752

Term Loan - Second Lien, 10.27%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		275	275,000

Ferro Corporation

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		160	154,495

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		163	157,853

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		197	190,292

Flint Group GmbH

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		71	64,537

Flint Group US, LLC

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		431	390,395

Gemini HDPE, LLC

Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		773	747,493

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

H.B. Fuller Company

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		891	$839,546

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,436	1,612,124

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		495	472,209

Invictus U.S., LLC

Term Loan, 5.50%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		223	218,009

Kraton Polymers, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		452	440,463

MacDermid, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		485	482,792

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,283	1,263,797

Messer Industries GmbH

Term Loan, Maturing October 1, 2025(5)		700	670,250

Minerals Technologies, Inc.

Term Loan, 4.80%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		411	398,912

Orion Engineered Carbons GmbH

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		481	481,985

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	365	418,035

Platform Specialty Products Corporation

Term Loan, Maturing November 15, 2025(5)		300	291,000

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		174	158,056

PQ Corporation

Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,333	1,267,012

Schenectady International Group, Inc.

Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		450	434,250

Sonneborn Refined Products B.V.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		30	29,454

Sonneborn, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		168	166,905

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Spectrum Holdings III Corp.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		158	$152,128

Starfruit Finco B.V.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	200	226,381

Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,350	1,269,000

Tronox Blocked Borrower, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		486	474,120

Tronox Finance, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		1,122	1,094,123

Univar, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,200	1,150,151

Venator Materials Corporation

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		173	165,468

			$19,052,089

Conglomerates — 0.0%(7)

Penn Engineering & Manufacturing Corp.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		123	$119,123

			$119,123

Containers and Glass Products — 3.7%

Berlin Packaging, LLC

Term Loan, 5.42%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		124	$118,312

Berry Global, Inc.

Term Loan, 4.39%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		384	374,928

BWAY Holding Company

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,212	1,144,778

Consolidated Container Company, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		173	166,768

Flex Acquisition Company, Inc.

Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		1,601	1,511,590

Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		698	664,502

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Libbey Glass, Inc.

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		460	$441,857

Pelican Products, Inc.

Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		299	283,575

Reynolds Group Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,491	2,384,738

Ring Container Technologies Group, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		396	378,537

Trident TPI Holdings, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		372	352,288

Verallia Packaging S.A.S

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	742	830,336

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	675	758,450

			$9,410,659

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		876	$832,245

			$832,245

Drugs — 6.1%

Albany Molecular Research, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		321	$304,891

Alkermes, Inc.

Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		189	184,779

Amneal Pharmaceuticals, LLC

Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,666	1,578,760

Arbor Pharmaceuticals, Inc.

Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,387	1,248,246

Bausch Health Companies, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		2,933	2,815,951

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.81%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,889	$2,730,322

Horizon Pharma, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	1,909	1,834,310

Jaguar Holding Company II

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	3,244	3,089,249

Mallinckrodt International Finance S.A.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,193	1,096,090

Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	397	367,060

PharMerica Corporation

Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	372	355,904

Term Loan - Second Lien, 10.21%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025	200	190,000

		$15,795,562

Ecological Services and Equipment — 1.0%

Advanced Disposal Services, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	948	$913,756

EnergySolutions, LLC

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	572	532,076

GFL Environmental, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	1,145	1,073,031

		$2,518,863

Electronics / Electrical — 18.7%

Almonde, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	1,695	$1,585,970

Applied Systems, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	1,361	1,306,797

Term Loan - Second Lien, 9.52%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025	1,000	992,500

Aptean, Inc.

Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	557	552,020

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Avast Software B.V.

Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		660	$640,880

Barracuda Networks, Inc.

Term Loan, 5.72%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		871	834,340

Blackhawk Network Holdings, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		373	356,179

BMC Software Finance, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	125	142,528

Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		1,525	1,467,431

Campaign Monitor Finance Pty. Limited

Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		326	281,546

Celestica, Inc.

Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		150	147,300

Cohu, Inc.

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		349	336,906

CommScope, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		175	165,422

CPI International, Inc.

Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		321	309,304

Cypress Semiconductor Corporation

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		482	467,863

DigiCert, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		2,043	1,965,912

Electro Rent Corporation

Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		588	577,710

Energizer Holdings, Inc.

Term Loan, 4.71%, (3 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		250	242,500

Epicor Software Corporation

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		1,383	1,327,534

Exact Merger Sub, LLC

Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		296	293,288

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

EXC Holdings III Corp.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		223	$214,675

Financial & Risk US Holdings, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		575	539,350

Flexera Software, LLC

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		149	144,004

GlobalLogic Holdings, Inc.

Term Loan, 1.63%, Maturing August 1, 2025(2)		28	27,141

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		196	189,509

Go Daddy Operating Company, LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		2,534	2,429,099

GTCR Valor Companies, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		798	768,376

Hyland Software, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		1,542	1,489,417

Term Loan - Second Lien, 9.52%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		1,456	1,448,592

Infoblox, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		892	887,068

Infor (US), Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,292	3,162,620

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	148	169,444

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		1,793	1,744,011

Lattice Semiconductor Corporation

Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		207	206,410

MA FinanceCo., LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		1,409	1,350,741

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		230	215,442

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		583	552,485

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Microchip Technology Incorporated

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	1,108	$1,053,803

MTS Systems Corporation

Term Loan, 5.71%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	530	511,694

Prometric Holdings, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	149	144,037

Renaissance Holding Corp.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	572	532,791

Term Loan - Second Lien, 9.52%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	75	68,625

Seattle Spinco, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,556	1,454,935

SGS Cayman L.P.

Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	189	178,224

SkillSoft Corporation

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,246	1,822,360

SolarWinds Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	916	882,554

Southwire Company

Term Loan, 4.46%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	274	268,495

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	618	587,675

SS&C Technologies, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,630	1,547,131

SurveyMonkey, Inc.

Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	475	463,588

Sutherland Global Services, Inc.

Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	810	765,643

Switch, Ltd.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	123	120,252

Tibco Software, Inc.

Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	246	240,075

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

TriTech Software Systems

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		400	$390,625

TTM Technologies, Inc.

Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		132	124,126

Uber Technologies

Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		2,030	1,975,336

Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		1,220	1,204,870

Ultra Clean Holdings, Inc.

Term Loan, 9.00%, (3 mo. USD Prime + 3.50%), Maturing August 27, 2025		422	403,338

VeriFone Systems, Inc.

Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		450	436,312

Veritas Bermuda Ltd.

Term Loan, 7.09%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		1,042	896,580

Vero Parent, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		1,210	1,205,182

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	271	308,039

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		343	322,696

Western Digital Corporation

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		796	761,525

			$48,202,825

Equipment Leasing — 0.8%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		1,827	$1,763,916

IBC Capital Limited

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		273	264,067

			$2,027,983

Financial Intermediaries — 4.5%

Citco Funding, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,910	$1,848,022

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Clipper Acquisitions Corp.

Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		569	$549,326

Ditech Holding Corporation

Term Loan, 8.52%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		1,397	1,192,417

Donnelley Financial Solutions, Inc.

Term Loan, 5.42%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023		57	55,825

EIG Management Company, LLC

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		124	122,822

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	51	58,354

Term Loan, Maturing February 6, 2025(5)	EUR	274	311,222

Focus Financial Partners, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		871	845,595

Fortress Investment Group, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		487	474,904

Franklin Square Holdings L.P.

Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		249	240,647

Freedom Mortgage Corporation

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		910	903,131

Greenhill & Co., Inc.

Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		469	468,164

GreenSky Holdings, LLC

Term Loan, 5.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		645	624,158

Guggenheim Partners, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		509	500,276

Harbourvest Partners, LLC

Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		516	500,991

LPL Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		640	617,061

Ocwen Financial Corporation

Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		138	137,345

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Sesac Holdco II, LLC

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		270	$262,082

StepStone Group L.P.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		298	294,028

Victory Capital Holdings, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		136	134,835

Virtus Investment Partners, Inc.

Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		303	298,910

Walker & Dunlop, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		1,125	1,119,375

			$11,559,490

Food Products — 4.2%

Alphabet Holding Company, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,136	$1,032,473

Badger Buyer Corp.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		173	168,708

CHG PPC Parent, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		224	214,920

Del Monte Foods, Inc.

Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		827	685,862

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		794	765,278

Froneri International PLC

Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	1,200	1,367,166

Hearthside Food Solutions, LLC

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		348	333,885

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 31, 2025		200	194,250

High Liner Foods Incorporated

Term Loan, 5.72%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		380	350,146

HLF Financing S.a.r.l.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		499	486,281

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	117	$133,923

Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		783	762,103

JBS USA Lux S.A.

Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(4)		3,294	3,175,960

Nomad Foods Europe Midco Limited

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		572	543,638

Post Holdings, Inc.

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		476	461,301

Restaurant Technologies, Inc.

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		100	97,500

			$10,773,394

Food Service — 2.4%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		2,538	$2,421,827

Aramark Services, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		396	384,817

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.56%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		274	251,735

Dhanani Group, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		274	270,889

IRB Holding Corp.

Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		896	856,741

KFC Holding Co.

Term Loan, 4.22%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		464	453,128

NPC International, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		419	392,461

Seminole Hard Rock Entertainment, Inc.

Term Loan, 5.15%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		118	117,845

US Foods, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		397	377,430

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

Welbilt, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		639	$610,249

			$6,137,122

Food / Drug Retailers — 1.4%

Albertsons, LLC

Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		784	$754,663

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		1,722	1,645,770

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		486	459,943

Diplomat Pharmacy, Inc.

Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		221	219,991

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	219,984

Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	240,581

			$3,540,932

Health Care — 14.8%

Acadia Healthcare Company, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		117	$113,640

ADMI Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		821	784,962

Akorn, Inc.

Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		938	761,232

Alliance Healthcare Services, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		490	482,650

Term Loan - Second Lien, 12.52%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		225	221,063

Argon Medical Devices, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		422	413,376

Athletico Management, LLC

Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		250	247,188

Auris Luxembourg III S.a.r.l.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		361	354,202

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Avantor, Inc.

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		565	$549,131

Beaver-Visitec International, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		367	362,929

BioClinica, Inc.

Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		711	660,789

BW NHHC Holdco, Inc.

Term Loan, 7.47%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		473	463,172

Carestream Dental Equipment, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		667	644,899

Certara L.P.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		494	486,047

CHG Healthcare Services, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		1,529	1,475,192

Community Health Systems, Inc.

Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		1,087	1,044,112

Concentra, Inc.

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		388	371,860

Convatec, Inc.

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		270	262,224

CPI Holdco, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		369	361,218

CryoLife, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		223	218,295

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	390	438,218

DaVita, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		762	755,468

DJO Finance, LLC

Term Loan, 5.71%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		1,016	1,006,986

Envision Healthcare Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		2,175	2,036,646

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Equian, LLC

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	296	$285,635

Gentiva Health Services, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	975	950,559

GHX Ultimate Parent Corporation

Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	444	420,602

Greatbatch Ltd.

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	774	754,608

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	1,621	1,558,306

Hanger, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	496	488,806

Indivior Finance S.a.r.l.

Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	850	832,058

Inovalon Holdings, Inc.

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	574	553,488

IQVIA, Inc.

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	313	304,607

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	469	454,639

Kinetic Concepts, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,281	1,235,682

KUEHG Corp.

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,439	1,391,966

Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	200	200,000

Medical Solutions, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	371	363,650

MPH Acquisition Holdings, LLC

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,629	1,540,269

National Mentor Holdings, Inc.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	506	499,645

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Navicure, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	372	$364,191

New Millennium Holdco, Inc.

Term Loan, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	292	156,200

One Call Corporation

Term Loan, 7.71%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,220	1,085,027

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,611	1,502,626

Parexel International Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,259	1,147,321

Press Ganey Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	368	352,800

Prospect Medical Holdings, Inc.

Term Loan, 7.94%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	571	566,407

R1 RCM, Inc.

Term Loan, 7.77%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	274	270,889

RadNet, Inc.

Term Loan, 6.19%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	691	684,358

Select Medical Corporation

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	786	752,595

Sotera Health Holdings, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	413	396,264

Sound Inpatient Physicians

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	224	217,718

Surgery Center Holdings, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	469	447,955

Syneos Health, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	172	166,123

Team Health Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,357	1,224,285

Tecomet, Inc.

Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	369	356,447

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

U.S. Anesthesia Partners, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		742	$712,321

Universal Hospital Services, Inc.

Term Loan, Maturing October 18, 2025(5)		200	194,000

Verscend Holding Corp.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		723	701,492

Viant Medical Holdings, Inc.

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		224	222,193

Wink Holdco, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		223	211,613

			$38,082,844

Home Furnishings — 0.9%

Bright Bidco B.V.

Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		739	$629,372

Serta Simmons Bedding, LLC

Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,137	1,784,343

			$2,413,715

Industrial Equipment — 6.4%

Al Alpine AT Bidco GmbH

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		100	$95,750

Altra Industrial Motion Corp.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		345	329,261

Apex Tool Group, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		1,146	1,103,810

CFSP Acquisition Corp.

Term Loan, 1.00%, Maturing March 20, 2025(2)		23	21,971

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		101	96,674

Clark Equipment Company

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		776	741,993

Coherent Holding GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	331	379,085

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

CPM Holdings, Inc.

Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		150	$146,625

Delachaux S.A.

Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		181	176,752

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	149	168,667

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	373	421,669

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		396	383,137

DXP Enterprises, Inc.

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		247	245,949

Engineered Machinery Holdings, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		647	621,351

EWT Holdings III Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		935	904,640

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	174	197,790

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		769	743,227

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	190	215,350

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		463	448,958

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	418	469,482

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		2,123	2,023,042

Hamilton Holdco, LLC

Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		398	382,578

Hayward Industries, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		222	213,855

LTI Holdings, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		224	212,655

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Milacron, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,216	$1,143,091

Paladin Brands Holding, Inc.

Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		566	562,886

Pro Mach Group, Inc.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		124	118,790

Rexnord, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		933	908,639

Robertshaw US Holding Corp.

Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		471	431,365

Shape Technologies Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		124	121,577

Tank Holding Corp.

Term Loan, 5.64%, (USD LIBOR + 3.25%), Maturing March 17, 2022(4)		327	318,034

Thermon Industries, Inc.

Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		154	150,621

Titan Acquisition Limited

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		1,414	1,309,123

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	450	514,298

			$16,322,695

Insurance — 4.9%

Alliant Holdings I, Inc.

Term Loan, 5.21%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		1,139	$1,080,204

AmWINS Group, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		1,352	1,295,439

Asurion, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		2,160	2,081,458

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		994	954,236

Term Loan - Second Lien, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		1,550	1,519,000

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Financiere CEP SAS

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	250	$280,261

FrontDoor, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		224	216,582

Hub International Limited

Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		2,338	2,213,544

NFP Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		1,086	1,029,465

Sedgwick Claims Management Services, Inc.

Term Loan, Maturing November 6, 2025(5)		575	551,521

USI, Inc.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,333	1,262,469

			$12,484,179

Leisure Goods / Activities / Movies — 5.5%

AMC Entertainment Holdings, Inc.

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		519	$501,000

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		246	237,182

Ancestry.com Operations, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		1,389	1,328,706

Bombardier Recreational Products, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		2,088	2,024,398

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.40%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		463	425,254

ClubCorp Holdings, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		857	814,552

Crown Finance US, Inc.

Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	397	446,808

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		968	920,755

Delta 2 (LUX) S.a.r.l.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		747	706,877

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Emerald Expositions Holding, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		522	$505,307

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	375	428,045

Lindblad Expeditions, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		700	698,567

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		175	174,642

Live Nation Entertainment, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		1,219	1,194,951

Match Group, Inc.

Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	239,121

Sabre GLBL, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		471	454,162

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		815	781,412

SRAM, LLC

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		740	706,339

Steinway Musical Instruments, Inc.

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		422	412,322

Travel Leaders Group, LLC

Term Loan, 6.46%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		448	444,392

UFC Holdings, LLC

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		684	669,587

			$14,114,379

Lodging and Casinos — 6.0%

Aristocrat Technologies, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		533	$510,683

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	225	257,310

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		456	436,414

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

CityCenter Holdings, LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		1,184	$1,125,408

Eldorado Resorts, LLC

Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		396	377,092

ESH Hospitality, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		546	526,516

Four Seasons Hotels Limited

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		441	422,809

Golden Nugget, Inc.

Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		1,975	1,891,932

GVC Holdings PLC

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	600	683,010

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	300	381,305

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		521	508,362

Hanjin International Corp.

Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	243,750

Hilton Worldwide Finance, LLC

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		1,641	1,583,781

Las Vegas Sands, LLC

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		496	474,849

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		900	861,893

Playa Resorts Holding B.V.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,135	1,065,475

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	450	514,191

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,915	1,860,992

VICI Properties 1, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		1,026	985,861

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		623	$600,838

			$15,312,471

Nonferrous Metals / Minerals — 1.3%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		71	$58,183

Dynacast International, LLC

Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		583	555,445

Global Brass & Copper, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		391	378,293

Murray Energy Corporation

Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		927	778,281

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		449	34,653

Oxbow Carbon, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		685	673,013

Term Loan - Second Lien, 10.02%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		350	349,125

Rain Carbon GmbH

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 16, 2025	EUR	450	512,687

			$3,339,680

Oil and Gas — 2.5%

Ameriforge Group, Inc.

Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		335	$335,482

Apergy Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		156	147,443

Centurion Pipeline Company, LLC

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		125	119,687

CITGO Petroleum Corporation

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		455	446,285

Delek US Holdings, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		174	169,345

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Equitrans Midstream Corporation

Term Loan, Maturing December 12, 2023(5)	900	$882,000

Fieldwood Energy, LLC

Term Loan, 7.77%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,188	1,117,190

Term Loan - Second Lien, 9.77%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	113	99,554

McDermott Technology Americas, Inc.

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	596	557,090

MEG Energy Corp.

Term Loan, 6.03%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	591	581,954

PSC Industrial Holdings Corp.

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	347	338,704

Sheridan Investment Partners II L.P.

Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17	14,194

Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	44	38,059

Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	319	273,597

Sheridan Production Partners I, LLC

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	57	50,915

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	93	83,358

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	703	629,075

Ultra Resources, Inc.

Term Loan, 6.47%, (3 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	700	637,583

		$6,521,515

Publishing — 1.7%

Ascend Learning, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	543	$515,969

Getty Images, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	1,692	1,647,689

Harland Clarke Holdings Corp.

Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	394	358,109

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Lamar Media Corporation

Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	248	$241,612

LSC Communications, Inc.

Term Loan, 8.02%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	458	454,813

Multi Color Corporation

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	149	141,075

ProQuest, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	794	776,456

Tweddle Group, Inc.

Term Loan, 6.97%, (3 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	124	115,411

		$4,251,134

Radio and Television — 3.5%

ALM Media Holdings, Inc.

Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	201	$178,822

CBS Radio, Inc.

Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	737	693,801

Cumulus Media New Holdings, Inc.

Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,461	1,377,001

Entravision Communications Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	431	402,927

Gray Television, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	111,860

Term Loan, Maturing November 2, 2025(5)	325	324,188

Hubbard Radio, LLC

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	300	294,269

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing January 30, 2019(6)	1,066	713,074

Term Loan, 0.00%, Maturing July 30, 2019(6)	182	122,175

Mission Broadcasting, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	159	150,399

Nexstar Broadcasting, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	915	867,790

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Raycom TV Broadcasting, LLC

Term Loan, 6.75%, (3 mo. USD Prime + 1.25%), Maturing August 23, 2024	518	$517,789

Sinclair Television Group, Inc.

Term Loan, 4.78%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	259	247,845

Univision Communications, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,185	2,895,104

		$8,897,044

Retailers (Except Food and Drug) — 4.6%

Ascena Retail Group, Inc.

Term Loan, 7.06%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	847	$791,287

Bass Pro Group, LLC

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	617	592,886

BJ’s Wholesale Club, Inc.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	439	427,041

CDW, LLC

Term Loan, 4.28%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,099	2,038,702

Coinamatic Canada, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	22	20,817

David’s Bridal, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 19, 2019	136	135,974

Term Loan, 0.00%, Maturing October 11, 2019(6)	985	528,840

Evergreen Acqco 1 L.P.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	1,058	1,008,909

Global Appliance, Inc.

Term Loan, 6.53%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	469	443,264

Harbor Freight Tools USA, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	196	185,945

Hoya Midco, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	986	941,854

J. Crew Group, Inc.

Term Loan, 5.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,404	1,005,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

LSF9 Atlantis Holdings, LLC

Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	457	$433,185

Party City Holdings, Inc.

Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	379	368,578

PetSmart, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	1,973	1,563,677

PFS Holding Corporation

Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,034	568,769

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	239	172,497

Radio Systems Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	197	192,075

Shutterfly, Inc.

Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	249	241,289

Staples, Inc.

Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	297	285,306

		$11,946,271

Steel — 1.1%

Atkore International, Inc.

Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	668	$638,179

GrafTech Finance, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,292	1,225,666

Neenah Foundry Company

Term Loan, 9.06%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	355	351,905

Phoenix Services International, LLC

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	397	383,601

Zekelman Industries, Inc.

Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	336	325,492

		$2,924,843

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.8%

Agro Merchants NAI Holdings, LLC

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		173	$166,800

Hertz Corporation (The)

Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		481	464,887

Kenan Advantage Group, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		54	52,359

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		178	172,179

PODS, LLC

Term Loan, 5.18%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		272	260,701

Stena International S.a.r.l.

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		714	677,763

XPO Logistics, Inc.

Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		275	264,344

			$2,059,033

Telecommunications — 6.0%

CenturyLink, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		2,450	$2,294,811

Colorado Buyer, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		394	378,240

Digicel International Finance Limited

Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		864	779,818

eircom Finco S.a.r.l.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,000	1,133,576

Frontier Communications Corp.

Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		911	846,207

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	750	849,645

Global Eagle Entertainment, Inc.

Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		986	997,102

Intelsat Jackson Holdings S.A.

Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		1,150	1,118,495

Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		850	847,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

IPC Corp.

Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	557	$481,691

Onvoy, LLC

Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	835	747,437

Plantronics, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	648	625,952

Sprint Communications, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	1,646	1,575,746

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	250	242,813

Syniverse Holdings, Inc.

Term Loan, 7.46%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	471	414,865

Telesat Canada

Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	2,198	2,093,295

		$15,426,771

Utilities — 3.0%

Brookfield WEC Holdings, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	1,075	$1,043,556

Calpine Construction Finance Company L.P.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	441	417,211

Calpine Corporation

Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,496	1,424,000

Dayton Power & Light Company (The)

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	270	267,479

Granite Acquisition, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	54	52,913

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,178	1,159,719

Lightstone Holdco, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	38	36,202

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	709	674,039

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Longview Power, LLC

Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,327	$1,120,104

Talen Energy Supply, LLC

Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	542	535,296

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	342	337,706

USIC Holdings, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	99	95,129

Vistra Energy Corp.

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	498	479,092

		$7,642,446

Total Senior Floating-Rate Loans (identified cost $388,206,900)		$367,412,552

Corporate Bonds & Notes — 5.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(7)

Huntington Ingalls Industries, Inc.

5.00%, 11/15/25(9)	5	$5,092

TransDigm, Inc.

6.00%, 7/15/22	30	29,362

6.50%, 7/15/24	30	29,288

		$63,742

Building and Development — 0.1%

Builders FirstSource, Inc.

5.625%, 9/1/24(9)	3	$2,794

Hillman Group, Inc. (The)

6.375%, 7/15/22(9)	18	14,760

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(9)	50	51,125

Standard Industries, Inc.

6.00%, 10/15/25(9)	30	28,885

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.

4.375%, 6/15/19	20	19,900

5.875%, 6/15/24	7	6,274

		$123,738

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 0.3%

First Data Corp.

5.00%, 1/15/24(9)	10	$9,662

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	20	20,500

Solera, LLC/Solera Finance, Inc.

10.50%, 3/1/24(9)	10	10,700

Travelport Corporate Finance PLC

6.00%, 3/15/26(9)	650	658,125

		$698,987

Cable and Satellite Television — 0.2%

Cablevision Systems Corp.

5.875%, 9/15/22	5	$4,925

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.25%, 9/30/22	80	79,450

5.75%, 1/15/24	5	4,988

5.375%, 5/1/25(9)	40	38,450

5.75%, 2/15/26(9)	20	19,650

CSC Holdings, LLC

5.25%, 6/1/24	5	4,594

DISH DBS Corp.

6.75%, 6/1/21	5	4,961

5.875%, 7/15/22	10	9,237

Virgin Media Secured Finance PLC

5.50%, 1/15/25(9)	275	272,081

		$438,336

Chemicals and Plastics — 0.3%

Hexion, Inc.

6.625%, 4/15/20	900	$720,000

Platform Specialty Products Corp.

6.50%, 2/1/22(9)	20	20,075

W.R. Grace & Co.

5.125%, 10/1/21(9)	15	14,887

5.625%, 10/1/24(9)	5	4,994

		$759,956

Conglomerates — 0.0%(7)

Spectrum Brands, Inc.

6.625%, 11/15/22	20	$20,300

5.75%, 7/15/25	30	28,641

		$48,941

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Consumer Products — 0.0%(7)

Central Garden & Pet Co.

6.125%, 11/15/23	15	$15,038

		$15,038

Containers and Glass Products — 0.9%

Berry Global, Inc.

6.00%, 10/15/22	10	$10,125

Owens-Brockway Glass Container, Inc.

5.875%, 8/15/23(9)	15	15,094

6.375%, 8/15/25(9)	5	4,975

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	1,914	1,911,595

5.936%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	450	449,438

		$2,391,227

Drugs — 0.7%

Bausch Health Companies, Inc.

5.625%, 12/1/21(9)	8	$7,885

6.50%, 3/15/22(9)	404	407,668

7.00%, 3/15/24(9)	525	531,563

5.50%, 11/1/25(9)	850	795,812

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC

6.375%, 8/1/23(9)	30	28,743

		$1,771,671

Ecological Services and Equipment — 0.0%(7)

Clean Harbors, Inc.

5.125%, 6/1/21	30	$30,000

Covanta Holding Corp.

5.875%, 3/1/24	10	9,425

		$39,425

Electronics / Electrical — 0.0%(7)

Infor (US), Inc.

6.50%, 5/15/22	25	$24,273

		$24,273

Financial Intermediaries — 0.0%(7)

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	15	$14,850

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24(11)(12)		35	$36,208

Navient Corp.

5.00%, 10/26/20		10	9,600

			$60,658

Food Products — 0.1%

Iceland Bondco PLC

5.063%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	127	$161,276

Post Holdings, Inc.

8.00%, 7/15/25(9)		5	5,250

			$166,526

Food Service — 0.0%(7)

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.

4.625%, 1/15/22(9)		25	$24,250

			$24,250

Health Care — 1.0%

Avantor, Inc.

6.00%, 10/1/24(9)		675	$664,875

Centene Corp.

4.75%, 5/15/22		10	9,912

CHS/Community Health Systems, Inc.

6.25%, 3/31/23		725	661,599

HCA Healthcare, Inc.

6.25%, 2/15/21		40	41,000

HCA, Inc.

6.50%, 2/15/20		10	10,275

5.875%, 2/15/26		10	9,975

Hologic, Inc.

4.375%, 10/15/25(9)		10	9,350

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(9)		850	861,687

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.

7.50%, 10/1/24(9)		9	9,405

Teleflex, Inc.

5.25%, 6/15/24		10	10,000

Tenet Healthcare Corp.

6.00%, 10/1/20		20	20,325

4.375%, 10/1/21		300	291,750

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Tenet Healthcare Corp. (continued)

8.125%, 4/1/22	20	$20,125

6.75%, 6/15/23	5	4,713

		$2,624,991

Insurance — 0.0%(7)

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer

8.25%, 8/1/23(9)	20	$19,937

		$19,937

Internet Software & Services — 0.0%(7)

Netflix, Inc.

5.50%, 2/15/22	20	$20,219

5.875%, 2/15/25	20	20,225

Riverbed Technology, Inc.

8.875%, 3/1/23(9)	15	11,138

		$51,582

Leisure Goods / Activities / Movies — 0.2%

National CineMedia, LLC

6.00%, 4/15/22	350	$352,187

Sabre GLBL, Inc.

5.375%, 4/15/23(9)	10	10,000

5.25%, 11/15/23(9)	20	19,850

Viking Cruises, Ltd.

6.25%, 5/15/25(9)	20	19,800

		$401,837

Lodging and Casinos — 0.1%

ESH Hospitality, Inc.

5.25%, 5/1/25(9)	15	$13,987

GLP Capital, L.P./GLP Financing II, Inc.

4.875%, 11/1/20	35	35,385

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	5	4,969

MGM Resorts International

6.625%, 12/15/21	40	41,100

7.75%, 3/15/22	15	15,994

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	15	14,700

		$126,135

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.0%(7)

Eldorado Gold Corp.

6.125%, 12/15/20(9)	55	$50,188

Imperial Metals Corp.

7.00%, 3/15/19(9)	10	6,750

New Gold, Inc.

6.25%, 11/15/22(9)	13	10,985

		$67,923

Oil and Gas — 0.2%

Antero Resources Corp.

5.375%, 11/1/21	40	$38,750

5.625%, 6/1/23	5	4,769

Canbriam Energy, Inc.

9.75%, 11/15/19(9)	10	8,800

CITGO Petroleum Corp.

6.25%, 8/15/22(9)	325	316,062

CVR Refining, LLC/Coffeyville Finance, Inc.

6.50%, 11/1/22	60	59,400

Energy Transfer, L.P.

5.875%, 1/15/24	15	15,351

Gulfport Energy Corp.

6.625%, 5/1/23	15	14,250

Newfield Exploration Co.

5.625%, 7/1/24	65	65,975

Parsley Energy, LLC/Parsley Finance Corp.

5.25%, 8/15/25(9)	5	4,550

PBF Logistics, L.P./PBF Logistics Finance Corp.

6.875%, 5/15/23	20	19,750

Seven Generations Energy, Ltd.

6.75%, 5/1/23(9)	25	24,875

6.875%, 6/30/23(9)	15	14,850

Williams Cos., Inc. (The)

4.55%, 6/24/24	5	5,054

		$592,436

Publishing — 0.0%(7)

Tribune Media Co.

5.875%, 7/15/22	20	$20,200

		$20,200

Radio and Television — 0.2%

Clear Channel Worldwide Holdings, Inc.

Series A, 6.50%, 11/15/22	25	$24,875

Series B, 6.50%, 11/15/22	50	50,250

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc.

9.00%, 12/15/19(6)	451	$304,425

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(9)	15	14,887

Sirius XM Radio, Inc.

6.00%, 7/15/24(9)	40	40,250

Univision Communications, Inc.

6.75%, 9/15/22(9)	124	125,519

		$560,206

Retailers (Except Food and Drug) — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)	575	$416,875

Murphy Oil USA, Inc.

6.00%, 8/15/23	60	60,525

Party City Holdings, Inc.

6.125%, 8/15/23(9)	25	24,625

		$502,025

Road & Rail — 0.0%(7)

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(9)	20	$20,150

		$20,150

Software and Services — 0.0%(7)

IHS Markit, Ltd.

5.00%, 11/1/22(9)	25	$25,375

Infor Software Parent, LLC/Infor Software Parent, Inc.

7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	25	24,438

		$49,813

Surface Transport — 0.0%(7)

XPO Logistics, Inc.

6.50%, 6/15/22(9)	22	$21,890

		$21,890

Telecommunications — 0.4%

CenturyLink, Inc.

6.75%, 12/1/23	15	$14,494

CommScope Technologies, LLC

6.00%, 6/15/25(9)	20	18,300

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Frontier Communications Corp.

7.625%, 4/15/24		10	$5,200

6.875%, 1/15/25		20	10,250

Intelsat Jackson Holdings S.A.

5.50%, 8/1/23		10	8,750

Level 3 Financing, Inc.

5.375%, 1/15/24		10	9,550

Sprint Communications, Inc.

7.00%, 8/15/20		76	77,999

6.00%, 11/15/22		5	4,919

Sprint Corp.

7.25%, 9/15/21		110	112,860

7.875%, 9/15/23		274	281,877

7.625%, 2/15/25		15	15,038

T-Mobile USA, Inc.

6.375%, 3/1/25		15	15,224

6.50%, 1/15/26		45	46,013

Wind Tre SpA

2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	275	282,785

			$903,259

Utilities — 0.2%

Calpine Corp.

5.25%, 6/1/26(9)		500	$458,125

Vistra Energy Corp.

7.375%, 11/1/22		15	15,525

7.625%, 11/1/24		20	21,150

8.125%, 1/30/26(9)		10	10,825

			$505,625

Total Corporate Bonds & Notes (identified cost $13,895,132)			$13,094,777

Asset-Backed Securities — 2.6%
Security		Principal Amount (000’s omitted)	Value

Ares CLO, Ltd.

Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)		$1,000	$907,379

Series 2015-2A, Class E2, 7.709%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		500	473,512

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 8.94%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)		600	579,000

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Carlyle Global Market Strategies CLO, Ltd. (continued)

Series 2015-5A, Class D, 8.569%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	$500	$467,640

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	500	455,717

Galaxy CLO, Ltd.

Series 2015-21A, Class ER, 7.719%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(10)	500	436,820

Golub Capital Partners CLO, Ltd.

Series 2015-23A, Class ER, 8.219%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	600	536,724

Palmer Square CLO, Ltd.

Series 2015-2A, Class DR, 8.969%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	600	570,684

Recette CLO, LLC

Series 2015-1A, Class E, 8.169%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	500	471,261

Voya CLO, Ltd.

Series 2013-1A, Class DR, 8.916%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	1,000	950,058

Westcott Park CLO, Ltd.

Series 2016-1A, Class E, 9.669%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	800	795,280

Total Asset-Backed Securities (identified cost $6,927,749)		$6,644,075

Common Stocks — 1.9%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(14)(15)	29	$341,565

		$341,565

Automotive — 0.1%

Dayco Products, LLC(14)(15)	10,159	$373,343

		$373,343

Business Equipment and Services — 0.0%

Education Management Corp.(3)(14)(15)	1,612,262	$0

		$0

Electronics / Electrical — 0.1%

Answers Corp.(3)(14)(15)	46,839	$126,934

		$126,934

Security	Shares	Value

Health Care — 0.0%(7)

New Millennium Holdco, Inc.(14)(15)	35,156	$5,976

		$5,976

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(14)(15)	38,082	$0

		$0

Oil and Gas — 0.7%

AFG Holdings, Inc.(3)(14)(15)	13,348	$907,664

Fieldwood Energy, Inc.(14)(15)	9,594	371,767

Nine Point Energy Holdings, Inc.(3)(15)(16)	325	361

Paragon Offshore Finance Company, Class A(14)(15)	764	812

Paragon Offshore Finance Company, Class B(14)(15)	382	14,516

Samson Resources II, LLC, Class A(14)(15)	22,051	507,173

Southcross Holdings Group, LLC(3)(14)(15)	30	0

Southcross Holdings L.P., Class A(14)	30	16,620

		$1,818,913

Publishing — 0.8%

ION Media Networks, Inc.(3)(14)(15)	2,155	$1,918,618

Tweddle Group, Inc.(3)(14)(15)	889	43,650

		$1,962,268

Radio and Television — 0.1%

Cumulus Media, Inc.(14)(15)	18,865	$203,742

		$203,742

Total Common Stocks (identified cost $2,257,403)		$4,832,741

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value

Business Equipment and Services — 0.0%

Education Management Corp., Series A-1, 7.50%(3)(14)(15)	1,793	$0

		$0

Oil and Gas — 0.0%(7)

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(16)	5	$7,340

		$7,340

Total Convertible Preferred Stocks (identified cost $131,544)		$7,340

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Closed-End Funds — 1.9%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$587,860

Invesco Senior Income Trust	238,872	933,989

Nuveen Credit Strategies Income Fund	180,539	1,335,989

Nuveen Floating Rate Income Fund	73,198	675,618

Nuveen Floating Rate Income Opportunity Fund	51,054	460,507

Voya Prime Rate Trust	196,084	880,417

Total Closed-End Funds (identified cost $6,015,229)		$4,874,380

Miscellaneous — 0.0%
Security	Principal Amount/ Shares	Value

Cable and Satellite Television — 0.0%

ACC Claims Holdings, LLC(3)(15)	200,340	$0

		$0

Telecommunications — 0.0%

Avaya, Inc., Escrow Certificates(3)(15)	$10,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(17)	2,882,233	$2,881,945

Total Short-Term Investments (identified cost $2,881,918)		$2,881,945

Total Investments — 155.5% (identified cost $420,315,875)		$399,747,810

Less Unfunded Loan Commitments — (0.1)%		$(195,915)

Net Investments — 155.4% (identified cost $420,119,960)		$399,551,895

Other Assets, Less Liabilities — (40.8)%		$(104,824,078)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.6)%		$(37,612,473)

Net Assets Applicable to Common Shares — 100.0%		$257,115,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $13,788,442 or 5.4% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	5,822,197	EUR	5,067,733	Goldman Sachs International	1/31/19	$2,286	$—

USD	255,352	EUR	225,000	State Street Bank and Trust Company	1/31/19	—	(3,044)

USD	798,865	GBP	620,825	State Street Bank and Trust Company	1/31/19	6,465	—

USD	316,695	CAD	419,672	HSBC Bank USA, N.A.	2/28/19	8,867	—

USD	5,393,234	EUR	4,701,473	State Street Bank and Trust Company	2/28/19	—	(18,701)

USD	57,900	EUR	50,629	State Street Bank and Trust Company	2/28/19	—	(380)

USD	10,398,878	EUR	9,078,025	HSBC Bank USA, N.A.	3/29/19	—	(77,831)

						$17,618	$(99,956)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $417,238,042)	$396,669,950

Affiliated investment, at value (identified cost, $2,881,918)	2,881,945

Cash	4,695,813

Foreign currency, at value (identified cost, $2,291,018)	2,311,307

Interest and dividends receivable	1,195,580

Dividends receivable from affiliated investment	6,804

Receivable for investments sold	478,979

Receivable for open forward foreign currency exchange contracts	17,618

Prepaid upfront fees on notes payable	25,909

Prepaid expenses	51,166

Total assets	$408,335,071

Liabilities

Notes payable	$106,000,000

Payable for investments purchased	5,409,164

Payable for open forward foreign currency exchange contracts	99,956

Distributions payable	1,211,731

Payable to affiliates:

Investment adviser fee	263,959

Administration fee	86,829

Accrued expenses	535,615

Total liabilities	$113,607,254

Commitments and contingencies (Note 13)

Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$37,612,473

Net assets applicable to common shares	$257,115,344

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666

Additional paid-in capital	282,639,338

Accumulated loss	(25,902,660)

Net assets applicable to common shares	$257,115,344

Net Asset Value Per Common Share

($257,115,344 ÷ 37,866,607 common shares issued and outstanding)	$6.79

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2018

Interest and other income	$11,409,149

Dividends	195,986

Dividends from affiliated investment	61,485

Total investment income	$11,666,620

Expenses

Investment adviser fee	$1,610,329

Administration fee	529,713

Trustees’ fees and expenses	9,470

Custodian fee	106,651

Transfer and dividend disbursing agent fees	9,315

Legal and accounting services	58,565

Printing and postage	21,452

Interest expense and fees	1,690,824

Preferred shares service fee	25,770

Miscellaneous	34,999

Total expenses	$4,097,088

Net investment income	$7,569,532

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,987,605

Investment transactions — affiliated investment	206

Foreign currency transactions	(32,200)

Forward foreign currency exchange contracts	1,327,260

Net realized gain	$3,282,871

Change in unrealized appreciation (depreciation) —

Investments	$(18,343,221)

Investments — affiliated investment	27

Foreign currency	45,352

Forward foreign currency exchange contracts	(395,436)

Net change in unrealized appreciation (depreciation)	$(18,693,278)

Net realized and unrealized loss	$(15,410,407)

Distributions to preferred shareholders	$(610,993)

Discount on redemption and repurchase of auction preferred shares	$1,920,000

Net decrease in net assets from operations	$(6,531,868)

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018

From operations —

Net investment income	$7,569,532	$14,578,151

Net realized gain	3,282,871	1,285,290

Net change in unrealized appreciation (depreciation)	(18,693,278)	241,828

Distributions to preferred shareholders(1)	(610,993)	(1,078,450)

Discount on redemption and repurchase of auction preferred shares	1,920,000	—

Net increase (decrease) in net assets from operations	$(6,531,868)	$15,026,819

Distributions to common shareholders(1)	$(8,368,520)	$(13,821,312)

Net increase (decrease) in net assets	$(14,900,388)	$1,205,507

Net Assets Applicable to Common Shares

At beginning of period	$272,015,732	$270,810,225

At end of period	$257,115,344	$272,015,732 (2)

(1)

For the year ended June 30, 2018, the source of distributions was from net investment income. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $349,767 at June 30, 2018. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2018

Net decrease in net assets from operations	$(6,531,868)

Distributions to preferred shareholders	610,993

Discount on redemption and repurchase of auction preferred shares	(1,920,000)

Net decrease in net assets from operations excluding distributions to preferred shareholders and discount on redemption and repurchase of auction preferred shares	$(7,840,875)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(56,636,141)

Investments sold and principal repayments	62,140,454

Decrease in short-term investments, net	3,917,831

Net amortization/accretion of premium (discount)	(119,753)

Amortization of prepaid upfront fees on notes payable	56,356

Decrease in interest and dividends receivable	39,182

Increase in dividends receivable from affiliated investment	(1,041)

Decrease in receivable for open forward foreign currency exchange contracts	418,691

Increase in prepaid expenses	(23,179)

Decrease in cash collateral due to brokers	(850,000)

Decrease in payable for open forward foreign currency exchange contracts	(23,255)

Decrease in payable to affiliate for investment adviser fee	(1,556)

Decrease in payable to affiliate for administration fee	(511)

Decrease in accrued expenses	(66,102)

Decrease in unfunded loan commitments	(465,650)

Net change in unrealized (appreciation) depreciation from investments	18,343,194

Net realized gain from investments	(1,987,811)

Net cash provided by operating activities	$16,899,834

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(7,156,789)

Cash distributions paid to preferred shareholders	(608,909)

Liquidation of auction preferred shares	(22,080,000)

Proceeds from notes payable	28,000,000

Repayments of notes payable	(15,000,000)

Payment of prepaid upfront fees on notes payable	(12,329)

Net cash used in financing activities	$(16,858,027)

Net increase in cash and restricted cash*	$41,807

Cash and restricted cash at beginning of period (including foreign currency)	$6,965,313

Cash and restricted cash at end of period (including foreign currency)	$7,007,120

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$1,566,738

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $46,657.

33	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	December 31, 2018	June 30, 2018

Cash	$4,695,813	$4,537,683

Deposits for derivative collateral —

Forward foreign currency exchange contracts	—	850,000

Foreign currency	2,311,307	1,577,630

Total cash and restricted cash as shown on the Statement of Cash Flows	$7,007,120	$6,965,313

34	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30,
			2018	2017		2016	2015	2014

Net asset value — Beginning of period (Common shares)	$7.180		$7.150	$6.650		$7.020	$7.340	$7.350

Income (Loss) From Operations

Net investment income(1)	$0.200		$0.385	$0.404		$0.422	$0.401	$0.406

Net realized and unrealized gain (loss)	(0.404)		0.038	0.436		(0.371)	(0.316)	0.029

Distributions to preferred shareholders —

From net investment income(1)	(0.016)		(0.028)	(0.014)		(0.009)	(0.003)	(0.002)

Discount on redemption and repurchase of auction preferred shares(1)	0.051		—	0.064		—	—	—

Total income (loss) from operations	$(0.169)		$0.395	$0.890		$0.042	$0.082	$0.433

Less Distributions to Common Shareholders

From net investment income	$(0.221)		$(0.365)	$(0.390)		$(0.412)	$(0.402)	$(0.443)

Total distributions to common shareholders	$(0.221)		$(0.365)	$(0.390)		$(0.412)	$(0.402)	$(0.443)

Net asset value — End of period (Common shares)	$6.790		$7.180	$7.150		$6.650	$7.020	$7.340

Market value — End of period (Common shares)	$6.000		$6.380	$6.650		$6.010	$6.210	$6.810

Total Investment Return on Net Asset Value(2)	(2.04	)%(3)(4)	6.12%	14.02	%(5)	1.57%	1.71%	6.34%

Total Investment Return on Market Value(2)	(2.58	)%(3)	1.39%	17.34%		3.77%	(3.02)%	(3.57)%

35	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Net assets applicable to common shares, end of period (000’s omitted)	$257,115		$272,016	$270,810	$251,789	$266,009	$278,045

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees(7)	1.75	%(8)	1.82%	1.87%	1.96%	1.99%	1.98%

Interest and fee expense(9)	1.23	%(8)	0.83%	0.52%	0.28%	0.28%	0.27%

Total expenses(7)	2.98	%(8)	2.65%	2.39%	2.24%	2.27%	2.25%

Net investment income	5.51	%(8)	5.36%	5.75%	6.38%	5.61%	5.51%

Portfolio Turnover	10	%(3)	34%	42%	31%	33%	33%

Senior Securities:

Total notes payable outstanding (in 000’s)	$106,000		$93,000	$92,000	$25,000	$60,000	$65,000

Asset coverage per $1,000 of notes payable(10)	$3,780		$4,587	$4,613	$15,472	$7,267	$6,970

Total preferred shares outstanding	1,504		2,464	2,464	4,400	4,400	4,400

Asset coverage per preferred share(11)	$69,765		$68,989	$69,078	$71,629	$64,119	$64,721

Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (2.77)%.

(5)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 13.00%.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares (see Note 2) and/or to fund investments (see Note 9).

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(11)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 279%, 276%, 276%, 287%, 256% and 259% at December 31, 2018 and June 30, 2018, 2017, 2016, 2015 and 2014, respectively.

(12)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30,
		2018	2017	2016	2015	2014

Expenses excluding interest and fees	1.14%	1.17%	1.21%	1.21%	1.21%	1.22%

Interest and fee expense	0.80%	0.54%	0.34%	0.17%	0.17%	0.17%

Total expenses	1.94%	1.71%	1.55%	1.38%	1.38%	1.39%

Net investment income	3.58%	3.46%	3.72%	3.93%	3.42%	3.39%

36	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2018

Notes to Financial Statements (Unaudited)

1   Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

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Senior Income Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2018, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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Senior Income Trust

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L  New Accounting Pronouncement — During the six months ended December 31, 2018, the Trust adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) — Restricted Cash (ASU 2016-18)”, which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Trust is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Trust’s net assets.

2   Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

On June 29, 2018, the Trust announced a tender offer to purchase up to 39% of its outstanding APS at a price per share equal to 92% of the APS liquidation preference of $25,000 per share (or $23,000 per share), plus any accrued but unpaid APS dividends. The tender offer expired on September 14, 2018. The number of APS redeemed pursuant to the tender offer and the redemption amount (excluding the final dividend payment) during the six months ended December 31, 2018 and the number of APS issued and outstanding at December 31, 2018 are as follows:

	APS Redeemed During the Period	Redemption Amount	APS Issued and Outstanding

Series A	480	$11,040,000	752

Series B	480	11,040,000	752

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2018, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2018	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	2.99%	$305,635	2.56%	2.31–2.99

Series B	2.97	305,358	2.56	2.31–2.97

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2018.

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Senior Income Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2018, the Trust, for federal income tax purposes, had capital loss carryforwards of $7,079,934 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$419,901,638

Gross unrealized appreciation	$3,850,173

Gross unrealized depreciation	(24,282,254)

Net unrealized depreciation	$(20,432,081)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. Pursuant to the investment advisory agreement between the Trust and EVM, the investment advisory fee payable by the Trust is 0.85% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The Trust’s advisory fee is currently computed at an annual rate of 0.76% of its average weekly gross assets and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2018, the Trust’s investment adviser fee totaled $1,610,329. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2018, the administration fee amounted to $529,713.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $43,214,958 and $60,323,837, respectively, for the six months ended December 31, 2018.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2018 and the year ended June 30, 2018.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2018 and the year ended June 30, 2018.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2018 and the year ended June 30, 2018, there were no shares sold by the Trust pursuant to its shelf offering.

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Senior Income Trust

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Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At December 31, 2018, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$361

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	7,340

Total Restricted Securities			$20,070	$7,701

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2018 is included in the Portfolio of Investments. At December 31, 2018, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $99,956. At December 31, 2018, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

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Senior Income Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$17,618	$(99,956)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$2,286	$—	$—	$—	$2,286

HSBC Bank USA, N.A.	8,867	(8,867)	—	—	—

State Street Bank and Trust Company	6,465	(6,465)	—	—	—

	$17,618	$(15,332)	$—	$—	$2,286

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(77,831)	$8,867	$—	$—	$(68,964)

State Street Bank and Trust Company	(22,125)	6,465	—	—	(15,660)

	$(99,956)	$15,332	$—	$—	$(84,624)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,327,260	$(395,436)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2018, which is indicative of the volume of this derivative type, was approximately $25,440,000.

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Senior Income Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $125 million ($100 million prior to September 13, 2018) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2019, the Trust pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2018 totaled $428,690 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement in March 2018, the Trust paid an upfront fee of $100,000 that is being amortized to interest expense over a period of one year. The Trust paid an additional upfront fee of $12,329 in connection with the increase in the facility size in September 2018, which is being amortized to interest expense through March 2019. The unamortized balance as of December 31, 2018 is approximately $26,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2018, the Trust had borrowings outstanding under the Agreement of $106,000,000 at an interest rate of 2.65%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at December 31, 2018. For the six months ended December 31, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $99,451,087 and 2.36%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

43

Eaton Vance

Senior Income Trust

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

At December 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$365,927,201	$1,289,436	$367,216,637

Corporate Bonds & Notes	—	13,094,777	—	13,094,777

Asset-Backed Securities	—	6,644,075	—	6,644,075

Common Stocks	203,742	1,290,207	3,338,792	4,832,741

Convertible Preferred Stocks	—	—	7,340	7,340

Closed-End Funds	4,874,380	—	—	4,874,380

Miscellaneous	—	—	0	0

Short-Term Investments	—	2,881,945	—	2,881,945

Total Investments	$5,078,122	$389,838,205	$4,635,568	$399,551,895

Forward Foreign Currency Exchange Contracts	$—	$17,618	$—	$17,618

Total	$5,078,122	$389,855,823	$4,635,568	$399,569,513

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(99,956)	$—	$(99,956)

Total	$—	$(99,956)	$—	$(99,956)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2018 is not presented.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $1,787,000 (equal to 0.70% of net assets applicable to common shares at December 31, 2018). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

44

Eaton Vance

Senior Income Trust

December 31, 2018

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on October 18, 2018. The following action was taken by the shareholders:

Item 1:  The election of Mark R. Fetting, Helen Frame Peters and Scott E. Wennerholm as Class II Trustees of the Fund for a three-year term expiring in 2021.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

Mark R. Fetting	34,934,518	605,472

Helen Frame Peters	34,923,113	616,877

Scott E. Wennerholm	34,894,014	645,976

45

Eaton Vance

Senior Income Trust

December 31, 2018

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

47

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019